Stock-Based Compensation -2016 Stock Option Plan (Details) - Gelesis - shares	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Weighted average assumptions
Total common stock reserved for future issuance		25,170,612	25,024,858
Stock Option Plan 2016
Weighted average assumptions
Number of shares authorized				4,018,185
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares, Period Increase (Decrease)	5,634,251
Total common stock reserved for future issuance		73,164	496,542